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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Drexel Morgan & Co.
                 -------------------------------
   Address:      3 Radnor Corporate Center
                 -------------------------------
                 Suite 450
                 -------------------------------
                 Radnor, PA 19087
                 -------------------------------

Form 13F File Number: 28-14088
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MarieElena V. Ness
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610.995.8741
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ MarieElena V. Ness             Radnor, PA          8/12/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-2396                     The Haverford Trust Company
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              69
                                        --------------------

Form 13F Information Table Value Total:         $92,272
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                    Form 13-F
                                                    6/30/2011

                                  Name of Reporting Manager: Drexel Morgan & Co.


        COLUMN 1              COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ----------------- --------- ----------- ------------------- ---------- -------- ------------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE  SHARED    NONE
------------------------- ----------------- --------- ----------- ---------- --- ---- ---------- -------- ------- ------ ---------
3M CO                      COM              88579Y101    161          1,700  SH          SOLE                   0 0          1,700
3M CO                      COM              88579Y101     71            750  SH       DEFINED                   0 0            750
ABBOTT LABS                COM              002824100    220          4,175  SH       DEFINED                   0 0          4,175
ABBOTT LABS                COM              002824100     66          1,250  SH          SOLE                   0 0          1,250
AIR PRODS & CHEMS INC      COM              009158106    276          2,890  SH       DEFINED                   0 0          2,890
AMERICAN TOWER CORP        CL A             029912201    208          3,970  SH       DEFINED                   0 0          3,970
APACHE CORP                COM              037411105    223          1,805  SH       DEFINED                   0 0          1,805
APPLE INC                  COM              037833100  1,721          5,126  SH       DEFINED                   0 0          5,126
AT&T INC                   COM              00206R102     71          2,250  SH          SOLE                   0 0          2,250
AT&T INC                   COM              00206R102    456         14,533  SH       DEFINED                   0 0         14,533
BECTON DICKINSON & CO      COM              075887109    345          4,000  SH       DEFINED                   0 0          4,000
BERKSHIRE HATHAWAY INC
 DEL                       CL B NEW         084670702    236          3,050  SH       DEFINED                   0 0          3,050
BERKSHIRE HATHAWAY INC
 DEL                       CL B NEW         084670702     39            500  SH          SOLE                   0 0            500
BRISTOL MYERS SQUIBB CO    COM              110122108    368         12,724  SH       DEFINED                   0 0         12,724
BUCKEYE PARTNERS LP        UNIT LTD PARTN   118230101    258          4,000  SH       DEFINED                   0 0          4,000
CHEVRON CORP NEW           COM              166764100    206          2,000  SH          SOLE                   0 0          2,000
CHEVRON CORP NEW           COM              166764100     74            715  SH       DEFINED                   0 0            715
CISCO SYSTEMS INC          COM              17275R102     18          1,150  SH          SOLE                   0 0          1,150
CISCO SYSTEMS INC          COM              17275R102    172         11,010  SH       DEFINED                   0 0         11,010
COCA COLA CO               COM              191216100     74          1,100  SH       DEFINED                   0 0          1,100
COCA COLA CO               COM              191216100    390          5,800  SH          SOLE                   0 0          5,800
COLGATE PALMOLIVE CO       COM              194162103    199          2,275  SH          SOLE                   0 0          2,275
COLGATE PALMOLIVE CO       COM              194162103    363          4,150  SH       DEFINED                   0 0          4,150
CONOCOPHILLIPS             COM              20825C104    566          7,526  SH       DEFINED                   0 0          7,526
DU PONT E I DE NEMOURS &
 CO                        COM              263534109    216          4,000  SH          SOLE                   0 0          4,000
EMC CORP MASS              COM              268648102    352         12,780  SH       DEFINED                   0 0         12,780
EMERSON ELECTRIC CO        COM              291011104    438          7,783  SH       DEFINED                   0 0          7,783
EXXON MOBIL CORP           COM              30231G102    370          4,550  SH          SOLE                   0 0          4,550
EXXON MOBIL CORP           COM              30231G102    829         10,183  SH       DEFINED                   0 0         10,183
GENERAL ELECTRIC CO        COM              369604103     19          1,000  SH          SOLE                   0 0          1,000
GENERAL ELECTRIC CO        COM              369604103    296         15,675  SH       DEFINED                   0 0         15,675
GOLDMAN SACHS GROUP INC
 COMMON                    COM              38141G104    395          2,969  SH       DEFINED                   0 0          2,969
INTERNATIONAL BUSINESS
 MACH                      COM              459200101    239          1,395  SH       DEFINED                   0 0          1,395
INTERNATIONAL BUSINESS
 MACH                      COM              459200101    364          2,120  SH          SOLE                   0 0          2,120
ISHARES MSCI CANADA
 INDEX FUND                MSCI CDA INDEX   464286509  1,771         55,922  SH       DEFINED              54,610 0          1,312
ISHARES MSCI GERMANY
 INDEX FUND                MSCI GERMAN      464286806  1,027         38,180  SH       DEFINED              33,420 0          4,760
ISHARES RUSSELL 1000
 GROWTH INDEX              RUSSELL1000GRW   464287614  2,131         35,011  SH       DEFINED                   0 0         35,011
ISHARES RUSSELL 1000
 VALUE IND                 RUSSELL1000VAL   464287598  3,787         55,468  SH       DEFINED                   0 0         55,468
ISHARES RUSSELL 2000
 GROWTH IN                 RUSL 2000 GROW   464287648    247          2,609  SH       DEFINED                   0 0          2,609
ISHARES RUSSELL 2000
 INDEX FUND                RUSSELL 2000     464287655    719          8,683  SH       DEFINED                   0 0          8,683
ISHARES RUSSELL MIDCAP
 VALUE I                   RUSSELL MCP VL   464287473    482         10,100  SH       DEFINED                   0 0         10,100
ISHARES S&P 500 VALUE
 INDEX                     S&P 500 VALUE    464287408    204          3,292  SH       DEFINED                   0 0          3,292
JOHNSON & JOHNSON          COM              478160104    326          4,900  SH          SOLE                   0 0          4,900
JOHNSON & JOHNSON          COM              478160104  1,035         15,560  SH       DEFINED                   0 0         15,560
JPMORGAN ALERIAN MLP ETN   ALERIAN ML ETN   46625H365    299          8,040  SH       DEFINED                   0 0          8,040
JPMORGAN CHASE & CO        COM              46625H100     82          2,000  SH          SOLE                   0 0          2,000
JPMORGAN CHASE & CO        COM              46625H100    276          6,740  SH       DEFINED                   0 0          6,740
KIMBERLY CLARK CORP        COM              494368103    714         10,726  SH       DEFINED                   0 0         10,726
MCDONALD'S CORP COMMON     COM              580135101    396          4,691  SH       DEFINED                   0 0          4,691
MEDCO HEALTH SOLUTIONS
 INC                       COM              584050102      0              4  SH          SOLE                   0 0              4
MEDCO HEALTH SOLUTIONS
 INC                       COM              58405U102    311          5,497  SH       DEFINED                   0 0          5,497
MEDICIS PHARMACEUTICAL
 CORP                      CL A NEW         584690309    291          7,612  SH       DEFINED                   0 0          7,612
MERCK & CO INC NEW COM     COM              58933Y105    274          7,774  SH       DEFINED                   0 0          7,774
MERCK & CO INC NEW COM     COM              58933Y105     21            596  SH          SOLE                   0 0            596
MICROSOFT CORP             COM              594918104    107          4,100  SH          SOLE                   0 0          4,100
MICROSOFT CORP             COM              594918104    218          8,390  SH       DEFINED                   0 0          8,390
NORTHERN TRUST CORP        COM              665859104    405          8,805  SH       DEFINED                   0 0          8,805
NOVARTIS AG                SPONSORED ADR    66987V109    378          6,190  SH       DEFINED                   0 0          6,190
NUVEEN MORTGAGE
 OPPORTUNITY FUND          COM              670735109    295         12,095  SH       DEFINED                   0 0         12,095
PEPSICO INC                COM              713448108    176          2,500  SH          SOLE                   0 0          2,500
PEPSICO INC                COM              713448108    578          8,210  SH       DEFINED                   0 0          8,210
PIMCO ENHANCED SHORT
 MATURITY STRATEGY FUND    ENHAN SHRT MAT   72201R833  5,298         52,407  SH       DEFINED                   0 0         52,407
POWERSHARES ETF TRUST II
 SENIOR LOAN PORTFOLIO     SENIOR LN PORT   73936Q769    371         14,935  SH       DEFINED                   0 0         14,935
POWERSHARES FTSE RAFI US
 1000                      FTSE RAFI 1000   73935X583  1,120         19,150  SH       DEFINED                   0 0         19,150
POWERSHARES QQQ TRUST
 SER 1                     UNIT SER 1       73935A104    571         10,000  SH          SOLE                   0 0         10,000
PROCTER & GAMBLE CO        COM              742718109    241          3,787  SH          SOLE                   0 0          3,787
PROCTER & GAMBLE CO        COM              742718109    767         12,065  SH       DEFINED                   0 0         12,065
QUALCOMM INC               COM              747525103     57          1,000  SH          SOLE                   0 0          1,000
QUALCOMM INC               COM              747525103    219          3,850  SH       DEFINED                   0 0          3,850
SCHLUMBERGER LTD           COM              806857108     86          1,000  SH          SOLE                   0 0          1,000
SCHLUMBERGER LTD           COM              806857108    517          5,980  SH       DEFINED                   0 0          5,980
SELECT SECTOR SPDR TR      SBI-INT-INDS     81369Y605    154         10,000  SH          SOLE                   0 0         10,000
SPDR S&P 500 ETF TRUST     TR UNIT          78462F103  1,330         10,077  SH          SOLE                   0 0         10,077
SPDR S&P 500 ETF TRUST     TR UNIT          78462F103 15,147        114,775  SH       DEFINED                   0 0         114775
SPDR S&P DIVIDEND ETF      S&P DIVID ETF    78464A763    709         13,107  SH       DEFINED                   0 0         13,107
SYSCO CORP                 COM              871829107    493         15,822  SH       DEFINED                   0 0         15,822
T ROWE PRICE GROUP         COM              74144T108    240          3,970  SH       DEFINED                   0 0          3,970
TELEFONICA SA              SPONSORED ADR    879382208    207          8,463  SH       DEFINED                   0 0          8,463
TEXAS INSTRUMENTS INC      COM              882508104    289          8,800  SH       DEFINED                   0 0          8,800
TRAVELERS COS INC          COM              89417E109    410          7,023  SH       DEFINED                   0 0          7,023
UNION PACIFIC CORP
 COMMON                    COM              907818108    209          2,000  SH       DEFINED                   0 0          2,000
VANGUARD DIVIDEND
 APPRECIATION FUND         DIV APP ETF      921908844  6,471        115,577  SH       DEFINED                   0 0        115,577
VANGUARD EMERGING
 MARKETS ETF               MSCI EMR MKT ETF 922042858  2,574         52,938  SH       DEFINED              37,220 0         15,718
VANGUARD ETF TOTAL STOCK
 MARKET                    STK MRK ETF      922908769 23,452        342,868  SH       DEFINED                   0 0         342868
VANGUARD FTSE ALL WORLD
 EX US ETF                 ALLWRLD EX US    922042775  2,546         51,111  SH       DEFINED                   0 0         51,111
VANGUARD FTSE ALL WORLD
 EX US SMALL CAP INDEX     FTSE SMCAL ETF   922042718    647          6,300  SH       DEFINED                   0 0          6,300
VERIZON COMMUNICATIONS
 INC                       COM              92343V104    112          3,000  SH          SOLE                   0 0          3,000
VERIZON COMMUNICATIONS
 INC                       COM              92343V104    158          4,240  SH       DEFINED                   0 0          4,240
WALT DISNEY CO             COM DISNEY       254687106      8            200  SH          SOLE                   0 0            200
WALT DISNEY CO             COM DISNEY       254687106    241          6,176  SH       DEFINED                   0 0          6,176
WELLS FARGO & CO NEW       COM              949746101    163          5,820  SH       DEFINED                   0 0          5,820
WELLS FARGO & CO NEW       COM              949746101     84          3,000  SH          SOLE                   0 0          3,000
WISDOMTREE DEFA FUND       DEFA FD          97717W703    536         10,682  SH       DEFINED                   0 0         10,682
**69 Companies Reported                               92,272      1,414,720                               125,250 0      1,289,470